	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	346	0	0	0.00%
2	Data Integrity - Current UPB	346	7	7	2.02%
3	Data Integrity - Current Interest Rate	346	0	0	0.00%
4	Data Integrity - Marketable Title Date	41	1	1	2.44%
5	Data Integrity - Loan Status	346	0	0	0.00%
6	Data Integrity - Max Claim Amount	346	0	0	0.00%
7	Data Integrity - UPB at Called Due Date	251	26	26	10.36%
8	Data Integrity - Original Note Rate	346	0	0	0.00%
9	Data Integrity - Margin (on adjustable rate loans)	36	0	0	0.00%
10	Data Integrity - Index (on adjustable rate loans)	36	0	0	0.00%
11	Data Integrity - Debenture Rate	346	0	0	0.00%
12	Data Integrity - Foreclosure First Legal Date	166	4	4	2.41%
13	Data Integrity - Closing Date	346	0	0	0.00%
14	Data Integrity - Amortization Type	346	0	0	0.00%
15	Data Integrity - FHA Case Number	346	0	0	0.00%
16	Data Integrity - Original Principal Limit	346	4	4	1.16%
17	Data Integrity - Called Due Date	251	23	23	9.16%
18	FHA Insurance	1791	0	0	0.00%
19	Valuation Integrity	318	43	22	6.92%
20	Property Inspections	315	23	23	7.30%
21	Borrower's Age	315	18	18	5.71%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	204	60	60	29.41%
23	Property Preservation to Allowable Limit	298	10	10	3.36%
24	Tax and Insurance Disbursement Verification*	307	31	31	10.10%
25	Corporate Advance Disbursement Verification*	309	6	6	1.94%
26	Lien Search	106	19	13	12.26%
27	BPO Order (& Full Appraisal)	304	0	0	0.00%
	*individual disbursement transactions on loans within the sample population